Rule 497(e) File Nos. 33-11716 and 811-05018


                                   SUPPLEMENT

                               DATED MAY 23, 2002

              SMITH BARNEYSM INTERNATIONAL AGGRESSIVE GROWTH FUND
                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2002


     James Conheady has retired as a co-portfolio manager of the fund. The fund will continue to be managed by Jeffrey Russell. Information regarding Mr. Russell is contained in the second paragraph of the section of the prospectus entitled, "Management - Manager."




FD02557